intangible assets and goodwill (Details) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended
	Apr. 04, 2019 item	Jun. 30, 2019 CAD ($)	Jun. 30, 2018 CAD ($)	Jun. 30, 2019 CAD ($)	Jun. 30, 2018 CAD ($)	Mar. 14, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
intangible assets and goodwill
Balance at beginning of the period				$ 15,681
Amortization		$ (163)	$ (148)	(310)	$ (287)
Balance at end of the period		16,853		16,853
Goodwill		4,888		4,888			$ 4,747
Contractual commitments for the acquisition of intangible assets		28		28			$ 59
Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period				19,957
Additions				1,230
Additions arising from business acquisitions				281
Dispositions, retirements and other				(131)
Net foreign exchange differences				(32)
Balance at end of the period		21,305		21,305
Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period				(4,276)
Amortization				310
Dispositions, retirements and other				(134)
Balance at end of the period		(4,452)		(4,452)
Allowance for doubtful accounts
intangible assets and goodwill
Goodwill		0		0
Spectrum licences
intangible assets and goodwill
Balance at beginning of the period				8,694
Balance at end of the period		9,629		9,629
Spectrum licences | Innovation, Science and Economic Development
intangible assets and goodwill
Number of spectrum licenses purchased | item	12
Purchase price						$ 931
Spectrum licences | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period				8,694
Additions				931
Dispositions, retirements and other				4
Balance at end of the period		9,629		9,629
Total intangible assets
intangible assets and goodwill
Balance at beginning of the period				10,934
Balance at end of the period		11,965		11,965
Total intangible assets | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period				14,846
Additions				1,230
Additions arising from business acquisitions				111
Dispositions, retirements and other				(128)
Net foreign exchange differences				(6)
Balance at end of the period		16,053		16,053
Total intangible assets | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period				(3,912)
Amortization				310
Dispositions, retirements and other				(134)
Balance at end of the period		(4,088)		(4,088)
Intangible assets subject to amortization
intangible assets and goodwill
Balance at beginning of the period				2,240
Balance at end of the period		2,336		2,336
Intangible assets subject to amortization | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period				6,152
Additions				299
Additions arising from business acquisitions				111
Dispositions, retirements and other				(132)
Net foreign exchange differences				(6)
Balance at end of the period		6,424		6,424
Intangible assets subject to amortization | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period				(3,912)
Amortization				310
Dispositions, retirements and other				(134)
Balance at end of the period		(4,088)		(4,088)
Customer contracts, related customer relationships and leasehold interests intangible assets and goodwill
Balance at beginning of the period				390
Balance at end of the period		421		421
Customer contracts, related customer relationships and leasehold interests | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period				616
Additions arising from business acquisitions				62
Dispositions, retirements and other				(5)
Net foreign exchange differences				(6)
Balance at end of the period		667		667
Customer contracts, related customer relationships and leasehold interests | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period				(226)
Amortization				28
Dispositions, retirements and other				(8)
Balance at end of the period		(246)		(246)
Software
intangible assets and goodwill
Balance at beginning of the period				1,471
Balance at end of the period		1,600		1,600
Software | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period				5,092
Additions				27
Additions arising from business acquisitions				49
Dispositions, retirements and other				(126)
Assets under construction put into service				334
Balance at end of the period		5,376		5,376
Software | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period				(3,621)
Amortization				280
Dispositions, retirements and other				(125)
Balance at end of the period		(3,776)		(3,776)
Access to rights-of-way and other
intangible assets and goodwill
Balance at beginning of the period				38
Balance at end of the period		42		42
Access to rights-of-way and other | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period				103
Additions				6
Dispositions, retirements and other				(1)
Balance at end of the period		108		108
Access to rights-of-way and other | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period				(65)
Amortization				2
Dispositions, retirements and other				(1)
Balance at end of the period		(66)		(66)
Assets under construction
intangible assets and goodwill
Balance at beginning of the period				341
Balance at end of the period		273		273
Assets under construction | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period				341
Additions				266
Assets under construction put into service				(334)
Balance at end of the period		273		273
Goodwill
intangible assets and goodwill
Balance at beginning of the period				4,747
Balance at end of the period		4,888		4,888
Goodwill | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period				5,111
Additions arising from business acquisitions				170
Dispositions, retirements and other				(3)
Net foreign exchange differences				(26)
Balance at end of the period		5,252		5,252
Goodwill | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period				(364)
Balance at end of the period		$ (364)		$ (364)